Accrued Liabilities - Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Accrued Liabilities Current [Abstract]
Accrued compensation and related benefits	$ 2,577	$ 3,733	$ 2,717
Deferred revenue	329	2,926	679
Accrued rebates	498	1,936	1,206
Deferred rent	1,042	1,228	1,074
Warranty accrual	240	272	602
Accrued royalties	605	921	510
Restructuring			218
Other accrued liabilities	3,480	2,672	3,728
Accrued liabilities	$ 8,771	$ 13,688	$ 10,734